DEFERRED INCOME TAXES - Source of Changes in Deferred Tax Balances and Income Tax Related Contingent Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in deferred tax liability (asset) [abstract]
Increase (decrease) in deferred tax liability (asset)	$ (448)	$ (211)
Deferred tax expense (income) recognised in profit or loss	(448)	(181)
Increase (decrease) in income tax payable	(2)	2
Income tax relating to components of other comprehensive income	2	(3)
Porgera [Member]
Changes in deferred tax liability (asset) [abstract]
Disposition	0	(29)
Tax contingent liability [member]
Changes in deferred tax liability (asset) [abstract]
Estimated financial effect of contingent liabilities	48	60
Estimated financial effect of tax contingent liabilities, increase related to uncertain tax positions in prior year	0	1
Estimated financial effect of tax contingent liabilities, increase (decrease) based on tax positions related to the current year	0	5
Estimated financial effect of tax contingent liabilities, increase (decrease) for tax positions of prior years	(2)	(18)
Estimated financial effect of contingent liabilities	46	48
Property, plant and equipment related temporary differences [Member]
Changes in deferred tax liability (asset) [abstract]
Increase (decrease) in deferred tax liability (asset)	(573)	(272)
Decommissioning, restoration and rehabilitation costs related temporary differences [Member]
Changes in deferred tax liability (asset) [abstract]
Increase (decrease) in deferred tax liability (asset)	15	64
Unused tax losses [member]
Changes in deferred tax liability (asset) [abstract]
Increase (decrease) in deferred tax liability (asset)	(88)	(14)
AMT and other tax credits [Member]
Changes in deferred tax liability (asset) [abstract]
Increase (decrease) in deferred tax liability (asset)	48	58
Inventory related temporary differences [Member]
Changes in deferred tax liability (asset) [abstract]
Increase (decrease) in deferred tax liability (asset)	28	(58)
Other working capital related temporary differences [Member]
Changes in deferred tax liability (asset) [abstract]
Increase (decrease) in deferred tax liability (asset)	121	31
Other temporary differences [member]
Changes in deferred tax liability (asset) [abstract]
Increase (decrease) in deferred tax liability (asset)	$ 1	$ (20)